Segment Reporting	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Segment Reporting

20 - SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and property and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these product lines:

Year ended March 31, 2015	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	162,741	972,922	1,135,663
Cost of revenue	8,540	62,335	70,875
Gross margin	154,201	910,587	1,064,788

Allocation of operating expenses	207,482	1,225,225	1,432,707
Allocation of interest income, net	(11,015)	(65,048)	(76,063)
Gain on investment	(9,647)	(56,964)	(66,611)
Income taxes	1,166	9,837	11,503
	188,486	1,113,050	1,301,536

Net loss	(34,285)	(202,463)	(236,748)

Year ended March 31, 2014	Mobile	Software, Maintenance and Consulting	Total
	$	$	$
Revenue	242,453	1,028,974	1,271,427
Cost of revenue	7,036	156,534	163,570
Gross margin	235,417	872,440	1,107,857

Allocation of operating expenses	288,500	1,069,162	1,357,661
Impairment of investment	-	180,271	180,271
Allocation of interest income, net	(12,881)	(47,738)	(60,619)
Income tax recovery	(2,709)	(10,041)	(12,750)
	272,909	1,191,654	1,464,563

Net loss	(37,492)	(319,214)	(356,706)

Year ended March 31, 2013	Mobile	Software, Maintenance and Consulting	Total
	$	$	$

Revenue	77,126	1,233,355	1,310,481
Cost of revenue	8,811	85,661	94,472
Gross margin	68,315	1,147,694	1,216,009

Allocation of operating expenses	74,878	1,257,944	1,332,821
Allocation of interest income, net	(5,053)	(84,889)	(89,942)
Impairment of investment	98,464	-	98,464
Income taxes recovery	3,752	63,029	66,781
	172,040	1,236,084	1,408,124

Net loss	(103,725)	(83,390)	(192,115)

No customer accounted for over 10% of revenue for the year ended March 31, 2013, one customer accounted for over 16% for the year ended March 31, 2014 and one customer accounted for over 12.5% of revenue for the year ended March 31, 2015.

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2015	March 31, 2014
	$	$
Mobile	213,305	384,795
Software	1,275,211	1,633,077
Total assets	1,488,516	2,017,872

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2015	March 31, 2014
	$	$
Long-lived assets
Canada	22,673	30,851
Brazil	1,833	3,719
Total long-lived assets	24,506	34,570

Total Revenue	Year ended March 31, 2015	Year ended March 31, 2014	Year ended March 31, 2013
	$	$

United States	61,500	81,407	76,919
United Kingdom	-	-	20,946
Europe	15,898	16,373	-
Brazil	710,348	851,774	1,015,248
Canada	186,889	77,414	63,705
Singapore	157,049	219,228	47,762
Other	3,979	25,232	85,901
Total revenue	1,135,663	1,271,427	1,310,481

Management evaluates each segment’s performance based upon revenues and gross margins achieved.